Collaborative Research Agreements (Details) (USD $)	12 Months Ended		1 Months Ended			9 Months Ended	13 Months Ended	36 Months Ended	55 Months Ended	64 Months Ended	3 Months Ended	84 Months Ended	75 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Apr. 30, 2012 item	Jun. 30, 2009 item	Sep. 30, 2014	Jun. 30, 2013 item	May 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013
Collaborative research agreements
Development milestones earned	$ 18,000,000	$ 16,000,000
Research Collaboration and License Agreement | BACE Inhibitors | BI
Collaborative research agreements
Development milestones earned	18,000,000	9,000,000							29,000,000	29,000,000
Maximum milestone payments that may be received based on the achievement of pre specified events	327,000,000					326,000,000			327,000,000	326,000,000	326,000,000	326,000,000	327,000,000
Percentage of milestone amount to be earned by any subsequent product(s) achieving the milestone	50.00%					50.00%			50.00%	50.00%	50.00%	50.00%	50.00%
Number of full time equivalent employees (FTE's) per month which company is obligated to provide per month for research services					12
Period for which company is obligated to provide full time equivalent employees for research services			12 months		36 months
Upfront license fee received			4,000,000		15,000,000
Payments the counterparty required to make each quarter during the funded research period							740,000	1,020,000
Total payments the counterparty required to make during the funded research period							2,960,000	12,240,000
Extended research period			12 months	12 months
Number of FTE's per month which company is obligated to provide during the extended research period				8			8
Revenue recognized relating to the upfront payment						2,000,000
Percentage of milestone amount to be earned for second indications for a product covered by the contract to achieve the regulatory milestones	50.00%					50.00%			50.00%	50.00%	50.00%	50.00%	50.00%
Research Collaboration and License Agreement | BACE Inhibitors | BI | Development milestones
Collaborative research agreements
Maximum milestone payments that may be received based on the achievement of pre specified events	57,000,000					56,000,000			57,000,000	56,000,000	56,000,000	56,000,000	57,000,000
Research Collaboration and License Agreement | BACE Inhibitors | BI | Regulatory milestones
Collaborative research agreements
Maximum milestone payments that may be received based on the achievement of pre specified events	120,000,000					120,000,000			120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Research Collaboration and License Agreement | BACE Inhibitors | BI | Commercialization milestones
Collaborative research agreements
Maximum milestone payments that may be received based on the achievement of pre specified events	150,000,000					150,000,000			150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Research Collaboration and License Agreement | 11-Beta HSD1 Inhibitors | BI
Collaborative research agreements
Milestone payments received											6,000,000
Development milestones earned												43,000,000
Maximum milestone payments that may be received based on the achievement of pre specified events	278,000,000					272,000,000			278,000,000	272,000,000	272,000,000	272,000,000	278,000,000
Percentage of milestone amount to be earned by any subsequent product(s) achieving the milestone	50.00%					50.00%			50.00%	50.00%	50.00%	50.00%	50.00%
Percentage of milestone amount to be earned for second indications for a product covered by the contract to achieve the regulatory milestones						50.00%				50.00%	50.00%	50.00%
Research Collaboration and License Agreement | 11-Beta HSD1 Inhibitors | BI | Development milestones
Collaborative research agreements
Development milestones earned	0	7,000,000											37,000,000
Maximum milestone payments that may be received based on the achievement of pre specified events	48,000,000					42,000,000			48,000,000	42,000,000	42,000,000	42,000,000	48,000,000
Research Collaboration and License Agreement | 11-Beta HSD1 Inhibitors | BI | Regulatory milestones
Collaborative research agreements
Maximum milestone payments that may be received based on the achievement of pre specified events	105,000,000					105,000,000			105,000,000	105,000,000	105,000,000	105,000,000	105,000,000
Research Collaboration and License Agreement | 11-Beta HSD1 Inhibitors | BI | Commercialization milestones
Collaborative research agreements
Maximum milestone payments that may be received based on the achievement of pre specified events	$ 125,000,000					$ 125,000,000			$ 125,000,000	$ 125,000,000	$ 125,000,000	$ 125,000,000	$ 125,000,000